SHARE-BASED COMPENSATION - Warrants By Expiration Date (Details) - Warrants - $ / shares	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 11.35	$ 0.16
Warrants Outstanding	35,418,078	1,968,300
Warrants Exercisable	35,418,078
June 2026
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 11.50
Warrants Outstanding	28,489,500
Warrants Exercisable	28,489,500
June 2024
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 10.00
Warrants Outstanding	4,928,578
Warrants Exercisable	4,928,578
June 2026
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 11.50
Warrants Outstanding	2,000,000
Warrants Exercisable	2,000,000